UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23294

Causeway ETMF Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

December 31, 2018 (Unaudited)

Causeway International Value NextShares	Number of Shares	Value

COMMON STOCK

Canada — 6.8%

Canadian Imperial Bank of Commerce	407	$30

Canadian Pacific Railway Ltd.	117	21

Encana Corp.	9,750	56

Gildan Activewear Inc.	2,151	65

Manulife Financial Corp.	7,300	104

		276

China — 2.2%

Baidu Inc. ADR[1]	563	89

France — 2.9%

BNP Paribas SA	1,850	83

Engie SA	2,212	32

		115

Germany — 10.7%

BASF SE	1,859	130

Deutsche Post AG	2,320	63

Linde PLC	990	157

SAP SE	812	81

		431

Hong Kong — 3.6%

China Merchants Port Holdings Co. Ltd.	12,000	22

China Mobile Ltd.	13,000	125

		147

Italy — 3.3%

UniCredit SpA	11,687	132

Japan — 13.1%

East Japan Railway Co.	900	80

Fanuc Corp.	400	61

Japan Airlines Co. Ltd.	1,800	64

KDDI Corp.	3,700	88

Sompo Holdings Inc.	1,700	58

Sumitomo Mitsui Financial Group Inc.	1,400	46

Takeda Pharmaceutical Co. Ltd.	3,900	132

		529

Netherlands — 3.8%

Akzo Nobel NV	1,419	114

ING Groep NV	3,802	41

		155

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Value NextShares	Number of Shares	Value

South Korea — 4.4%

Samsung Electronics Co. Ltd.	1,892	$66

SK Innovation Co. Ltd.	71	11

SK Telecom Co. Ltd.	419	101

		178

Spain — 1.0%

CaixaBank SA	11,308	41

Switzerland — 10.9%

ABB Ltd.	6,545	125

Aryzta AG [1]	17,567	19

Cie Financiere Richemont SA	1,267	82

Givaudan SA	19	44

Novartis AG	1,040	89

Roche Holding AG	331	82

		441

Turkey — 0.4%

Akbank T.A.S.	12,026	16

United Kingdom — 33.1%

AstraZeneca PLC	1,197	90

Aviva PLC	16,284	78

Balfour Beatty PLC	13,042	41

Barclays PLC	58,506	112

BHP Group PLC	1,648	35

BP PLC	15,520	98

British American Tobacco PLC	3,521	112

Carnival PLC	1,148	55

Cobham PLC [1]	46,525	58

GlaxoSmithKline PLC	2,190	42

Johnson Matthey PLC	799	29

Lloyds Banking Group PLC	73,680	49

Micro Focus International PLC	2,957	52

Prudential PLC	7,678	137

Rolls-Royce Group PLC [1]	8,096	86

Royal Dutch Shell PLC, Class B	3,703	110

SSE PLC	6,167	85

Vodafone Group PLC	35,503	69

		1,338

Total Common Stock

(Cost $4,854) — 96.2%		3,888

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway International Value NextShares	Number of Shares	Value

PREFERRED STOCK

Germany — 4.1%

Volkswagen AG‡	1,035	$165

Total Preferred Stock

(Cost $226) — 4.1%		165

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.300% **	12,791	13

Total Short-Term Investment

(Cost $13) — 0.3%		13

Total Investments — 100.6%

(Cost $5,093)		4,066

Liabilities in Excess of Other Assets — (0.6)%		(26)

Net Assets — 100.0%		$4,040

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Canada	$276	$—	$—	$276
China	89	—	—	89
France	115	—	—	115
Germany	157	274	—	431
Hong Kong	147	—	—	147
Italy	—	132	—	132
Japan	—	529	—	529
Netherlands	155	—	—	155
South Korea	—	178	—	178
Spain	41	—	—	41
Switzerland	—	441	—	441
Turkey	16	—	—	16
United Kingdom	1,338	—	—	1,338

Total Common Stock	2,334	1,554	—	3,888

Preferred Stock	—	165	—	165

Short-Term Investment	13	—	—	13

Total Investments in Securities	$2,347	$1,719	$—	$4,066

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to markets being closed. At December 31, 2018, securities with a value of $1,719 (000), which represented 42.5% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to certain markets being closed which triggered fair valuation at the end of the period.

At December 31, 2018, there were no transfers between Level 2 and Level 3 investments in securities since the prior fiscal year end. All transfers, if any, are recognized by the Fund at the end of the period. At December 31, 2018, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CCM-QH-008-0200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway ETMF Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt , Treasurer
Date: March 1, 2019